Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31,
	2011	2012
	US$	US$

Buildings	23,330	37,657
Office equipment	12,969	12,789
Motor vehicles	1,280	1,935
Leasehold improvement	2,675	4,463
Land	37,421	37,421

Total	77,675	94,265
Less: Accumulated depreciation	(9,611)	(14,701)

	68,064	79,564

Depreciation expense amounted to US$2,378, US$4,100 and US$6,376 for the years ended December 31, 2010, 2011 and 2012, respectively.

The Company is still in the process of obtaining the property ownership certificates for certain buildings with a net carrying amount of US$14,072. As the transfer of ownership of the buildings has been legally registered with the applicable government authority and the purchase consideration has been fully paid by the Company, the Company has the ability to obtain and control the future economic benefits of the buildings. As a result, these buildings were recognized as assets in the consolidated balance sheets as of December 31, 2012.